Federated Hermes Municipal High Yield Advantage Fund Average Annual Total Returns		12 Months Ended				60 Months Ended				120 Months Ended
		Dec. 31, 2024		Dec. 31, 2023	[3]	Dec. 31, 2024		Dec. 31, 2023	[3]	Dec. 31, 2024		Dec. 31, 2023	[3]
S&P Municipal Bond Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.90%	[1],[2]	1.90%		1.19%	[1],[2]	1.19%		2.34%	[1],[2]	2.34%
S&P 10% AAA&AA/15% A/25% BBB/50% High Yield, All 3-Year Plus Sub-Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4]	4.75%				2.06%				3.83%
Morningstar High Yield Muni Funds Category[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[5]	4.95%				1.09%				2.87%
A
Prospectus [Line Items]
Average Annual Return, Percent		0.24%				0.17%				2.36%
C
Prospectus [Line Items]
Average Annual Return, Percent		3.36%				0.34%				2.22%
F
Prospectus [Line Items]
Average Annual Return, Percent		2.98%				0.90%				2.73%
F | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.98%				0.89%				2.73%
F | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.39%				1.50%				2.97%
IS
Prospectus [Line Items]
Average Annual Return, Percent		5.28%				1.35%				3.09%

[1]	The S&P Municipal Bond Index (“Main Index”) is a broad, market value-weighted index that seeks to measure the performance of the U.S. municipal bond market. It tracks fixed-rate tax-free bonds and bonds subject to the alternative minimum tax (AMT). The index includes bonds of all quality–from AAA to nonrated, including defaulted bonds–from all sectors of the municipal bond market.
[2]	The S&P Municipal Bond Index is a broad-based securities market index that tracks fixed-rate tax-free bonds and bonds subject to the alternative minimum tax (AMT). The index includes bonds of all quality–from AAA to non-rated, including defaulted bonds–from all sectors of the municipal bond market.
[3]	The S&P Municipal Bond Index tracks fixed-rate tax-free bonds and bonds subject to the alternative minimum tax (AMT). The index includes bonds of all quality–from AAA to non-rated, including defaulted bonds–from all sectors of the municipal bond market.
[4]	The S&P 10% AAA&AA/15% A/25% BBB/50% High Yield, All 3-Year Plus Sub-Index is a custom blended index that represents, by market weighting, 10% of the AAA & AA-rated component of the Main Index, 15% of the A-rated component of the Main Index, 25% of the BBB-rated component of the Main Index and 50% of the below investment-grade (bonds with ratings of less than BBB-/Baa3) component of the Main Index, all with remaining maturities of three years or more.
[5]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated.